Goodwill and Intangible Assets - Summary of identifiable intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 60,781	$ 60,781	$ 55,070
Accumulated amortization	21,217	20,190	16,268
Intangibles, net	39,564	40,591	38,802
Patent rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,630	32,630	32,630
Accumulated amortization	13,959	13,415	11,239
Intangibles, net	18,671	19,215	21,391
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	21,940	21,940	21,940
Accumulated amortization	6,582	6,216	4,754
Intangibles, net	15,358	15,724	17,186
Acquired licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,711	5,711
Accumulated amortization	276	184
Intangibles, net	5,435	5,527
Assembled workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	500	500	500
Accumulated amortization	400	375	275
Intangibles, net	$ 100	$ 125	$ 225